Provision for Return Condition Checks for Aircraft Under Operating Leases (Tables)	12 Months Ended
Dec. 31, 2018
Text block [abstract]
Summary of Provision for Return Condition Checks for Aircraft Under Operating Leases

	2018	2017
	RMB million	RMB million
At January 1	3,019	3,670
Accrual	402	1,214
Utilization	(515)	(1,865)

At December 31	2,906	3,019
Less: current portion	(145)	(981)

Long-term portion	2,761	2,038